Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	QUORUM HEALTH CORPORATION
Entity Central Index Key	0001650445
Document Type	S-4
Document Period End Date	Dec. 31, 2016
Trading Symbol	QHC
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer